UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -------------

      This Amendment (Check only one):    [  ]  is a restatement
                                          [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       DCM Partners LLC
Address:    909 Third Avenue, 30th Floor
            New York, NY  10022

Form 13F File Number: 028-12942
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Erik Diamond
Title:      Managing Member
Phone:      212.350.4540

Signature, Place and Date of Signing:


     /s/ Erik Diamond                New York, New York         August 14, 2008
----------------------------         -------------------    ------------------
        [Signature]                     [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                DCM PARTNERS LLC
                                    FORM 13F
                          Quarter Ended June 30, 2008

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                --------------------------
Form 13F Information Table Entry Total:                            5
                                                --------------------------
Form 13F Information Table Value Total:                      $52,536
                                                --------------------------
                                                       (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                                          DCM PARTNERS LLC
                                                              FORM 13F
                                                    Quarter Ended June 30, 2008



-----------------------------------------------------------------------------------------------------------------------------------
                         CLASS                 VALUE     SHRS OR   SH/   PUT/   INVESTMENT      OTHER         VOTING AUTHORITY
                         -----                 ------    --------  ---   ----   ----------      ------        ----------------
NAME OF ISSUER           TITLE         CUSIP   (X$1,000)  PRN AMT  PRN   CALL   DISCRETION     MANAGERS    SOLE      SHARED  NONE
--------------           -----         -----   ---------  -------  ---   ----   ----------     --------    ----      ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
CARMAX INC               COM         143130102   2,483     175,000 SH           SOLE                      175,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEVAC INC              COM         461148108  23,663   2,097,826 SH           SOLE                    1,277,963    819,863
-----------------------------------------------------------------------------------------------------------------------------------
STAMPS COM INC           COM         852857200   5,889     471,851 SH           SOLE                      471,851
-----------------------------------------------------------------------------------------------------------------------------------
TYLER TECHNOLOGIES INC   COM         902252105  12,509     921,821 SH           SOLE                      620,150    301,671
-----------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP             COM         92839U107   7,992   3,038,973 SH           SOLE                    1,796,600  1,242,373
-----------------------------------------------------------------------------------------------------------------------------------
